Annual Total Returns- Federated Hermes Government Obligations Tax-Managed Fund (Service Shares) [BarChart] - Service Shares - Federated Hermes Government Obligations Tax-Managed Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%	0.46%	1.42%	1.79%	0.27%